Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities:
Net loss for the year	$ (34,466)	$ (9,084)
Adjustments for:
Depreciation (note 6)	158
Stock-based compensation	2,134	699
Net finance loss (income)	366	(741)
Change in fair value of contingent consideration		(81)
Other items	112	42
Changes in operating assets and liabilities
Trade and other receivables	(159)	279
Research tax credits receivable	(691)	(249)
Prepaid expenses and other assets	(2,564)	(999)
Trade and other payables	7,245	(20)
Financial liabilities - CVRs		(20)
Net cash flows from (used in) operating activities	(27,865)	(10,174)
Cash flows from (used in) financing activities
Issuance of common shares through equity offerings, net of share issue costs	95,738	32,888
Issuance of common shares through equity offerings, net of share issue costs	(406)
Issuance of common shares upon stock option exercise	75
Issuance of common shares upon broker warrant exercise	1,208	266
Deferred financing costs	(56)
Lease liability - principal repayments	(195)
Interest paid	(14)	(5)
Net cash flows from (used in) financing activities	96,350	33,149
Cash flows from (used in) investing activities:
Purchases of short-term investments	(93,367)	(33,751)
Sales of short-term investments	33,482	16,100
Interest received	1,077	340
Interest accrued	17
Acquisition of in-process research and development asset, net of costs and deferred development support payments (note 7)		475
Proceeds on sale of investment in FB Health (note 14)		465
Proceeds from sale of subsidiary, net of costs (note 15)		400
Net cash flows from (used in) investing activities	(58,791)	(15,971)
Net increase in cash and cash equivalents	9,694	7,004
Cash and cash equivalents, beginning of year	14,933	7,749
Effect of foreign exchange on cash and cash equivalents	(351)	180
Cash and cash equivalents, end of year	24,276	14,933
Supplemental cash flow disclosure:
Initial recognition of right-of-use asset and lease liability (note 3)	156
Additions to right-of-use asset and lease liability (note 6)	267
Share issue costs - 2018 Offering, in Trade and other payables (note 9(a)(ii))	67	473
Deferred financing costs, in Trade and other payables	152
Issuance of broker warrants in connection with 2018 Offering (note 9 (b) (ii))		387
Ascribed value related to issuance of common shares upon stock options exercise (note 9 (b) (i))	62
Ascribed value related to issuance of common shares upon broker warrants exercise (note 9 (b) (ii))	514	187
Value of DSUs in Prepaid expenses and other assets (note 9 (b) (iii))	$ 96	$ 73